SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	20. SUBSEQUENT EVENTS The Company has evaluated the subsequent events through the date of issuance of these financial statement.